MERRILL LYNCH
                                                              MINNESOTA
                                                              MUNICIPAL
                                                              BOND FUND

                               [GRAPHIC OMITTED]

                                                     STRATEGIC
                                                              Performance

                                                              Semi-Annual Report
                                                              January 31, 2000

Merrill Lynch Minnesota Municipal Bond Fund                     January 31, 2000

DEAR SHAREHOLDER

The Municipal Market Environment

During the six months ended January 31, 2000, continued strong domestic growth, gradual improvement in foreign economies and investor concerns regarding future inflationary pressures pushed long-term fixed-income bond yields higher. The Federal Reserve Board continued to raise short-term interest rates in August and November 1999 as well as just after the period's close, seeking to moderate US economic growth and maintain the existing benign inflationary environment. US economic growth, in part intensified by Year 2000 preparations, grew 5.8% during the last fiscal quarter of 1999 and had an annual rate of 4.1% for 1999. A number of inflationary indicators have also begun to signal some increase in price pressures.

However, most investors believe that the Federal Reserve Board will be extremely vigilant in preventing such pressures from any material escalation. US Treasury bond yields responded by rising approximately 60 basis points (0.60%) by mid-January 2000. A strong rally, largely based upon an expected significant reduction in the future supply of US Treasury 30-year maturity bonds, pushed yields lower to 6.50% at January 31, 2000. Over the last six months, yields on 30-year US Treasury bonds rose approximately 40 basis points.

The tax-exempt bond market was also under pressure throughout the entire period. Despite receiving more than $30 billion in coupon payments, bond maturi-ties and proceeds from early redemptions in December and January, overall investor demand has diminished. It is likely that the returns generated by the US equity market have continued to attract investor attention and have left little demand for competing investment alternatives. At January 31, 2000, the long-term tax-exempt revenue bond yield, as measured by the Bond Buyer Revenue Index, was 6.34%, an increase of nearly 70 basis points over the last six months.

Issuance by municipalities has significantly declined in recent months. Over the last six months, less than $100 billion in long-term tax-exempt bonds were issued, representing a decline of over 20% compared to the same period a year ago. During the last three months, less than $45 billion in long-term bonds were issued by various municipalities. This most recent quarterly issuance is 30% below the level of the January 31, 1999 quarter. Additionally, during January 2000, less than $8 billion in municipal debt was underwritten, down more than 50% from January 1999 levels. This represents the lowest monthly issuance in over five years. Toward the end of 1999, consensus estimates for 2000 annual issuance were in the $210 billion-$215 billion range. January's underwritings, as well as those expected to be issued in the near future, have led some analysts to revise their forecasts to the $190 billion range.

We believe an overall reduction in bond supply in the coming year should help support the municipal bond market's overall technical position. While tax-exempt bond yields, which are at their highest level in over three years, have attracted significant retail investor interest, institutional demand declined sharply. Long-term municipal mutual funds have seen consistent outflows in recent months as the yields of individual securities rose faster than those of larger, more diverse mutual funds. During the six months ended January 31, 2000, tax-exempt mutual funds have had net redemptions of approximately $9 billion. Also, the demand from property and casualty insurance companies has weakened as a result of the losses and anticipated losses incurred from a series of damag-ing storms across much of the eastern United States. Additionally, many institutional investors who have in recent years been attracted to the municipal bond market by historically attractive tax-exempt bond yield ratios of over 90%, found other asset classes even more attractive. Even with a reduced supply position, tax-exempt issuers have been forced to repeatedly raise municipal bond yields in an attempt to attract adequate demand. We believe a reduced bond supply going forward is likely to promote a more closely balanced supply/demand structure and foster a more stable tax-exempt interest rate environment.

Looking ahead, it appears to us that long-term tax-exempt bond yields will remain under pressure, trading in a broad range centered around current levels. Investors are also likely to remain concerned regarding future action by the Federal Reserve Board in early 2000. Any improvement in bond prices may be contingent upon weakening in both US employment growth and consumer spending. The 100 basis point

Merrill Lynch Minnesota Municipal Bond Fund                     January 31, 2000

rise in US Treasury bond yields seen thus far could negatively affect US economic growth. The US housing market is likely to be among the first sectors to be affected, as some declines have already been evidenced because of higher mortgage rates. We believe it is also unrealistic to expect double-digit returns in US equity markets to continue indefinitely. Much of the US consumer's wealth is tied to recent stock market appreciation. Any slowing in these incredible growth rates may reduce consumer spending. We believe that these factors suggest that the worst of the recent increase in bond yields has passed and stable, if not slightly improving, bond prices may be expected.

Portfolio Strategy

During the six months ended January 31, 2000, we initially retained a defensive position toward the munici-pal bond market, then gradually moved to a neutral stance. We accomplished this shift by swapping bonds with shorter maturities and/or higher coupons for bonds with longer maturities and/or lower coupons. Our strategy has been to seek to enhance income and to take advantage of the highest absolute municipal yields. During the period, we also sought to capitalize on market discrepancies, caused in part by Year 2000 concerns, as we purchased bonds we believed to be undervalued combined with selling bonds we believed to be overvalued.

Minnesota bond issuance was comparatively light during the six-month period ended January 31, 2000, particularly in the second quarter. Minnesota bond prices remained relatively firm compared to the national level because of the light issuance. However, the light issuance presented us with fewer opportunities within the municipal bond market.

Looking ahead, we intend to remain fully invested in the municipal market in an effort to enhance shareholder income. We do not expect to significantly alter our present stance toward the market given the current economic backdrop. We will continue to take advantage of any opportunities in the municipal marketplace that we believe is appropriate.

In Conclusion

We appreciate your ongoing interest in Merrill Lynch Minnesota Municipal Bond Fund, and we look forward to assisting you with your financial needs in the months and years ahead.

Sincerely,


/s/ Terry K. Glenn
Terry K. Glenn
President


/s/ Vincent R. Giordano

Vincent R. Giordano
Senior Vice President


/s/ Michael Kalinoski

Michael Kalinoski
Vice President and Portfolio Manager

March 7, 2000

--------------------------------------------------------------------------------
We are pleased to announce that Michael A. Kalinoski is responsible for the day-to-day management of Merrill Lynch Minnesota Municipal Bond Fund. Mr. Kalinoski has been employed by Merrill Lynch Asset Management, L.P. since 1999 as Vice President and Portfolio Manager. Mr. Kalinoski was previously employed from 1993 to 1999 as a municipal trader with Strong Capital Management.
--------------------------------------------------------------------------------

Merrill Lynch Minnesota Municipal Bond Fund                     January 31, 2000

PERFORMANCE DATA

About Fund Performance

      Investors are able to purchase shares of the Fund through the Merrill Lynch Select PricingSM System, which offers four pricing alternatives:

o Class A Shares incur a maximum initial sales charge (front-end load) of 4% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

o Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.25% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately 10 years. (There is no initial sales charge for automatic share conversions.)

o Class C Shares are subject to a distribution fee of 0.35% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

o Class D Shares incur a maximum initial sales charge of 4% and an account maintenance fee of 0.10% (but no distribution fee).

      None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. The Fund's Investment Adviser voluntarily waived a portion of its management fee. Without such waiver, the Fund's performance would have been lower.

Recent Performance Results*

                                                        6 Month         12 Month     Since Inception   Standardized
As of January 31, 2000                               Total Return     Total Return    Total Return     30-Day Yield
===================================================================================================================
ML Minnesota Municipal Bond Fund Class A Shares          -2.51%          -3.91%          +52.82%          4.82%
-------------------------------------------------------------------------------------------------------------------
ML Minnesota Municipal Bond Fund Class B Shares          -2.66           -4.39           +47.00           4.51
-------------------------------------------------------------------------------------------------------------------
ML Minnesota Municipal Bond Fund Class C Shares          -2.71           -4.48           +26.57           4.41
-------------------------------------------------------------------------------------------------------------------
ML Minnesota Municipal Bond Fund Class D Shares          -2.46           -4.00           +30.06           4.73
===================================================================================================================

* Investment results shown do not reflect sales charges; results would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. The Fund's since inception dates are from 3/27/92 for Class A & Class B Shares and from 10/21/94 for Class C & Class D Shares.

Merrill Lynch Minnesota Municipal Bond Fund                     January 31, 2000

PERFORMANCE DATA (concluded)

Average Annual Total Return

                                             % Return Without     % Return With
                                                Sales Charge      Sales Charge**
================================================================================
Class A Shares*
================================================================================
Year Ended 12/31/99                               -2.64%             -6.53%
--------------------------------------------------------------------------------
Five Years Ended 12/31/99                         +6.00              +5.14
--------------------------------------------------------------------------------
Inception (3/27/92)
through 12/31/99                                  +5.68              +5.13
--------------------------------------------------------------------------------
*     Maximum sales charge is 4%.
**    Assuming maximum sales charge.

                                                % Return              % Return
                                               Without CDSC          With CDSC**
================================================================================
Class B Shares*
================================================================================
Year Ended 12/31/99                               -3.13%               -6.83%
--------------------------------------------------------------------------------
Five Years Ended 12/31/99                         +5.44                +5.44
--------------------------------------------------------------------------------
Inception (3/27/92)
through 12/31/99                                  +5.15                +5.15
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 4% and is reduced to 0% after 4 years.
**    Assuming payment of applicable contingent deferred sales charge.

================================================================================
                                                 % Return            % Return
                                                Without CDSC        With CDSC**
================================================================================
Class C Shares*
================================================================================
Year Ended 12/31/99                               -3.31%              -4.24%
--------------------------------------------------------------------------------
Five Years Ended 12/31/99                         +5.33               +5.33
--------------------------------------------------------------------------------
Inception (10/21/94)
through 12/31/99                                  +4.73               +4.73
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
**    Assuming payment of applicable contingent deferred sales charge.

================================================================================
                                            % Return Without     % Return With
                                               Sales Charge       Sales Charge**
================================================================================
Class D Shares*
================================================================================
Year Ended 12/31/99                              -2.73%               -6.62%
--------------------------------------------------------------------------------
Five Years Ended 12/31/99                        +5.89                +5.03
--------------------------------------------------------------------------------
Inception (10/21/94)
through 12/31/99                                 +5.29                +4.47
--------------------------------------------------------------------------------
*     Maximum sales charge is 4%.
**    Assuming maximum sales charge.

Merrill Lynch Minnesota Municipal Bond Fund                     January 31, 2000

SCHEDULE OF INVESTMENTS                                           (in Thousands)

S&P      Moody's       Face
Ratings  Ratings      Amount                              Issue                                                              Value
------------------------------------------------------------------------------------------------------------------------------------
Minnesota -- 98.5%
------------------------------------------------------------------------------------------------------------------------------------
NR*       A3         $1,475    Alexandria, Minnesota, Independent School District No. 206, GO, Series A,
                               6.30% due 2/01/2010                                                                           $ 1,532
------------------------------------------------------------------------------------------------------------------------------------
AA-       Aa3         1,750    Anoka County, Minnesota, Solid Waste Disposal Revenue Bonds (Natural Rural Utilities),
                               AMT, Series A, 6.95% due 12/01/2008                                                             1,799
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa         1,375    Bass Brook, Minnesota, PCR, Refunding (Minnesota Power and Light Company Project),
                               6% due 7/01/2022 (d)                                                                            1,352
------------------------------------------------------------------------------------------------------------------------------------
A1+       NR*         2,000    Beltrami County, Minnesota, Environmental Control Revenue Refunding Bonds (Northwood
                               Panelboard Co. Project), VRDN, 3.60% due 12/01/2021 (g)                                         2,000
------------------------------------------------------------------------------------------------------------------------------------
BBB+      NR*         1,000    Cloquet, Minnesota, PCR, Refunding (Potlatch Corporation Projects), 5.90% due 10/01/2026          882
------------------------------------------------------------------------------------------------------------------------------------
AAA       NR*         3,530    Coon Rapids, Minnesota, M/F Housing Revenue Refunding Bonds (Browns Meadow), AMT,
                               6.85% due 8/01/2033 (b)                                                                         3,610
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa         1,215    Kenyon Wanamingo, Minnesota, Independent School District No. 2172, GO,
                               5.90% due 2/01/2015 (d)                                                                         1,261
------------------------------------------------------------------------------------------------------------------------------------
BBB+      Baa1        1,050    Minneapolis and Saint Paul, Minnesota, Housing and Redevelopment Authority, Health Care
                               System Revenue Refunding Bonds (Group Health Plan Inc. Project), 6.90% due 10/15/2022           1,016
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa         2,000    Minneapolis and Saint Paul, Minnesota, Metropolitan Airports Commission, Airport
                               Revenue Bonds, Series A, 5% due 1/01/2030 (a)                                                   1,642
------------------------------------------------------------------------------------------------------------------------------------
                               Minneapolis, Minnesota, COP (Special School District No. 001):
AA+       Aa1         1,000      5.75% due 2/01/2014                                                                             998
AA+       Aa1           500      5.75% due 2/01/2018                                                                             487
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa         1,000    Minneapolis, Minnesota, Sales Tax Refunding Bonds, GO, 6.25% due 4/01/2012                      1,040
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa         2,000    Minneapolis, Minnesota, Tax Increment, GO, Series B, 5.125% due 12/01/2024                      1,727
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa         1,000    Minnesota State, GO, 6% due 10/01/2004 (e)                                                      1,044
------------------------------------------------------------------------------------------------------------------------------------
                               Minnesota State, HFA, S/F Mortgage Revenue Bonds:
AA+       Aa2           425      AMT, Series C, 5.30% due 7/01/2025                                                              430
AA+       Aa2         1,675      AMT, Series E, 6.85% due 1/01/2024                                                            1,702
AA+       Aa2         1,100      AMT, Series L, 6.70% due 7/01/2020                                                            1,116
AA+       Aa2           595      Series A, 6.95% due 7/01/2016                                                                   613
AA+       Aa2         1,370      Series D-1, 6.50% due 1/01/2017                                                               1,388
------------------------------------------------------------------------------------------------------------------------------------

PORTFOLIO ABBREVIATIONS

To simplify the listings of Merrill Lynch Minnesota Municipal Bond Fund's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below and at right.

AMT    Alternative Minimum Tax (subject to)
COP    Certificates of Participation
GO     General Obligation Bonds
HFA    Housing Finance Agency
IDR    Industrial Development Revenue Bonds
IRS    Inverse Rate Securities
M/F    Multi-Family
PCR    Pollution Control Revenue Bonds
S/F    Single-Family
VRDN   Variable Rate Demand Notes

Merrill Lynch Minnesota Municipal Bond Fund                     January 31, 2000

SCHEDULE OF INVESTMENTS (concluded)                               (in Thousands)

S&P      Moody's       Face
Ratings  Ratings      Amount                              Issue                                                              Value
------------------------------------------------------------------------------------------------------------------------------------
 Minnesota (concluded)
------------------------------------------------------------------------------------------------------------------------------------
NR*       Baa2       $2,000    Minnesota State Higher Education Facilities Authority, Revenue Refunding Bonds (College
                               at Saint Benedict), Series 4-T, 5.35% due 3/01/2020                                           $ 1,706
------------------------------------------------------------------------------------------------------------------------------------
NR*       A3            750    Northfield, Minnesota, College Facility Revenue Refunding Bonds (Saint Olaf College
                               Project), 6.40% due 10/01/2021                                                                    751
------------------------------------------------------------------------------------------------------------------------------------
AA+       NR*         3,450    Rochester, Minnesota, Health Care Facilities Revenue Bonds, IRS, Series H,
                               7.155% due 11/15/2015 (f)                                                                       3,493
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa         1,000    Saint Francis, Minnesota, Independent School District No. 015, GO, Series A,
                               6.35% due 2/01/2013 (c)                                                                         1,062
------------------------------------------------------------------------------------------------------------------------------------
AA+       Aa2         1,820    Saint Paul, Minnesota, GO (Tax Increment--Block 39 Project), Series A, 4.75% due 2/01/2019      1,492
------------------------------------------------------------------------------------------------------------------------------------
AA+       NR*         1,000    Saint Paul, Minnesota, Housing and Redevelopment Authority, Revenue Refunding Bonds
                               (District Cooling), Series J, 5.125% due 3/01/2012                                                917
------------------------------------------------------------------------------------------------------------------------------------
                               Sartell, Minnesota, Refunding (Champion International Corporation):
BBB       Baa1          990      IDR, 6.95% due 7/01/2012                                                                      1,021
BBB       Baa1          665      PCR, 6.95% due 10/01/2012                                                                       686
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa           260    Southern Minnesota Municipal Power Agency, Power Supply System, Revenue Refunding
                               Bonds, Series A, 4.75% due 1/01/2016 (d)                                                          219
------------------------------------------------------------------------------------------------------------------------------------
AA        NR*         1,500    Waconia, Minnesota, Health Care Facilities Revenue Bonds (Ridgeview Medical Center
                               Project), Series A, 6.125% due 1/01/2029                                                        1,450
------------------------------------------------------------------------------------------------------------------------------------
NR*       Aaa         2,400    Windom, Minnesota, Independent School District No. 177, GO, 4.75% due 2/01/2024 (c)             1,938
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (Cost -- $41,128) -- 98.5%                                                                                  40,374
Other Assets Less Liabilities -- 1.5%                                                                                            602
                                                                                                                             -------
Net Assets -- 100.0%                                                                                                         $40,976
                                                                                                                             =======
------------------------------------------------------------------------------------------------------------------------------------

(a)   AMBAC Insured.
(b)   FHA Insured.
(c)   FSA Insured.
(d)   MBIA Insured.
(e)   Prerefunded.
(f) The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the rate in effect at January 31, 2000.
(g) The interest rate is subject to change periodically based upon prevailing market rates. The interest rate shown is the rate in effect at January 31, 2000.
*     Not Rated.

See Notes to Financial Statements.

Merrill Lynch Minnesota Municipal Bond Fund                     January 31, 2000

FINANCIAL INFORMATION

Statement of Assets and Liabilities as of January 31, 2000

Assets:                 Investments, at value (identified cost -- $41,128,387) ...........................             $ 40,374,229
                        Cash .............................................................................                  143,193
                        Receivables:
                          Interest .......................................................................  $650,015
                          Beneficial interest sold .......................................................    50,000        700,015
                                                                                                            --------
                        Prepaid registration fees and other assets .......................................                    6,642
                                                                                                                       ------------
                        Total assets .....................................................................               41,224,079
                                                                                                                       ------------
------------------------------------------------------------------------------------------------------------------------------------
Liabilities:            Payables:
                          Beneficial interest redeemed ...................................................   107,419
                          Dividends to shareholders ......................................................    36,609
                          Investment adviser .............................................................    18,055
                          Distributor ....................................................................    14,306        176,389
                                                                                                            --------
                        Accrued expenses and other liabilities ...........................................                   71,815
                                                                                                                       ------------
                        Total liabilities ................................................................                  248,204
                                                                                                                       ------------
------------------------------------------------------------------------------------------------------------------------------------
Net Assets:             Net assets .......................................................................             $ 40,975,875
                                                                                                                       ============
------------------------------------------------------------------------------------------------------------------------------------
Net Assets              Class A Shares of beneficial interest, $.10 par value, unlimited number of
Consist of:             shares authorized ................................................................             $     44,572
                        Class B Shares of beneficial interest, $.10 par value, unlimited number of
                        shares authorized ................................................................                  332,057
                        Class C Shares of beneficial interest, $.10 par value, unlimited number of
                        shares authorized ................................................................                   16,446
                        Class D Shares of beneficial interest, $.10 par value, unlimited number of
                        shares authorized ................................................................                   17,237
                        Paid-in capital in excess of par .................................................               41,604,898
                        Accumulated realized capital losses on investments--net ..........................                 (285,177)
                        Unrealized depreciation on investments--net ......................................                 (754,158)
                                                                                                                       ------------
                         Net assets ......................................................................             $ 40,975,875
                                                                                                                       ============
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value:        Class A -- Based on net assets of $4,450,212 and 445,716 shares
                        of beneficial interest outstanding ...............................................             $       9.98
                                                                                                                       ============
                        Class B -- Based on net assets of $33,160,575 and 3,320,572 shares
                        of beneficial interest outstanding ...............................................             $       9.99
                                                                                                                       ============
                        Class C -- Based on net assets of $1,642,636 and 164,458 shares
                        of beneficial interest outstanding ...............................................             $       9.99
                                                                                                                       ============
                        Class D -- Based on net assets of $1,722,452 and 172,371 shares
                        of beneficial interest outstanding ...............................................             $       9.99
                                                                                                                       ============
------------------------------------------------------------------------------------------------------------------------------------

      See Notes to Financial Statements.

Merrill Lynch Minnesota Municipal Bond Fund                     January 31, 2000

Statement of Operations

                                                                                                            For the Six Months Ended
                                                                                                                    January 31, 2000
------------------------------------------------------------------------------------------------------------------------------------
Investment Income:      Interest and amortization of premium and discount earned ......................                 $ 1,328,490
------------------------------------------------------------------------------------------------------------------------------------
Expenses:               Investment advisory fees ......................................................  $  120,694
                        Account maintenance & distribution fees -- Class B ............................      88,823
                        Professional fees .............................................................      38,943
                        Accounting services ...........................................................      18,372
                        Printing and shareholder reports ..............................................      16,699
                        Transfer agent fees -- Class B ................................................       8,354
                        Registration fees .............................................................       6,172
                        Account maintenance & distribution fees -- Class C ............................       4,964
                        Custodian fees ................................................................       2,493
                        Pricing fees ..................................................................       2,344
                        Trustees' fees and expenses ...................................................       1,581
                        Transfer agent fees -- Class A ................................................         927
                        Account maintenance fees -- Class D ...........................................         918
                        Transfer agent fees -- Class C ................................................         399
                        Transfer agent fees -- Class D ................................................         347
                        Other .........................................................................       1,107
                                                                                                         ----------
                        Total expenses ................................................................                     313,137
                                                                                                                        -----------
                        Investment income -- net ......................................................                   1,015,353
                                                                                                                        -----------
------------------------------------------------------------------------------------------------------------------------------------
Realized & Unreal-      Realized gain on investments -- net ...........................................                     232,041
ized Gain (Loss) on     Change in unrealized appreciation/depreciation on investments -- net ..........                  (2,438,745)
Investments -- Net:                                                                                                     -----------
                        Net Decrease in Net Assets Resulting from Operations ..........................                 $(1,191,351)
                                                                                                                        ===========
------------------------------------------------------------------------------------------------------------------------------------

      See Notes to Financial Statements.

Merrill Lynch Minnesota Municipal Bond Fund                     January 31, 2000

Statements of Changes in Net Assets

                                                                                                     For the Six         For the
                                                                                                     Months Ended       Year Ended
Increase (Decrease) in Net Assets:                                                                 January 31, 2000    July 31, 1999
-----------------------------------------------------------------------------------------------------------------------------------
Operations:             Investment income -- net .................................................   $ 1,015,353       $ 2,155,066
                        Realized gain on investments -- net ......................................       232,041            27,325
                        Change in unrealized appreciation/depreciation on investments -- net .....    (2,438,745)       (1,429,174)
                                                                                                    ------------      ------------
                        Net increase (decrease) in net assets resulting from operations ..........    (1,191,351)          753,217
                                                                                                    ------------      ------------
-----------------------------------------------------------------------------------------------------------------------------------
Dividends to            Investment income -- net:
Shareholders:             Class A ................................................................      (123,246)         (342,917)
                          Class B ................................................................      (809,639)       (1,671,655)
                          Class C ................................................................       (36,872)          (72,290)
                          Class D ................................................................       (45,596)          (68,204)
                                                                                                    ------------      ------------
                        Net decrease in net assets resulting from dividends to shareholders ......    (1,015,353)       (2,155,066)
                                                                                                    ------------      ------------
-----------------------------------------------------------------------------------------------------------------------------------
Beneficial Interest     Net increase (decrease) in net assets derived from beneficial
Transactions:           interest transactions ....................................................    (4,061,970)          490,135
                                                                                                    ------------      ------------
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets:             Total decrease in net assets .............................................    (6,268,674)         (911,714)
                        Beginning of period ......................................................    47,244,549        48,156,263
                                                                                                    ------------      ------------
                        End of period ............................................................  $ 40,975,875      $ 47,244,549
                                                                                                    ============      ============
-----------------------------------------------------------------------------------------------------------------------------------

      See Notes to Financial Statements.

Merrill Lynch Minnesota Municipal Bond Fund                     January 31, 2000

Financial Highlights

                                                                                                   Class A
                                                                          ----------------------------------------------------------
                                                                           For the Six
The following per share data and ratios have been derived                 Months Ended           For the Year Ended July 31,
from information provided in the financial statements.                     January 31,  --------------------------------------------
Increase (Decrease) in Net Asset Value:                                       2000        1999        1998        1997        1996
------------------------------------------------------------------------------------------------------------------------------------
Per Share               Net asset value, beginning of period .............  $ 10.50     $ 10.79     $ 10.72     $ 10.28     $ 10.31
OPerating                                                                   -------     -------     -------     -------     -------
Performance:            Investment income -- net .........................      .26         .52         .54         .53         .54
                        Realized and unrealized gain (loss) on
                        investments -- net ...............................     (.52)       (.29)        .07         .44        (.03)
                                                                            -------     -------     -------     -------     -------
                        Total from investment operations .................     (.26)        .23         .61         .97         .51
                                                                            -------     -------     -------     -------     -------
                        Less dividends and distributions:
                          Investment income -- net .......................     (.26)       (.52)       (.54)       (.53)       (.54)
                          In excess of realized gain on
                          investments -- net .............................       --          --          --+         --          --
                                                                            -------     -------     -------     -------     -------
                        Total dividends and distributions ................     (.26)       (.52)       (.54)       (.53)       (.54)
                                                                            -------     -------     -------     -------     -------
                        Net asset value, end of period ...................  $  9.98     $ 10.50     $ 10.79     $ 10.72     $ 10.28
                                                                            =======     =======     =======     =======     =======
------------------------------------------------------------------------------------------------------------------------------------
Total Investment        Based on net asset value per share ...............   (2.51%)++    2.08%       5.85%       9.71%       4.98%
Return:**                                                                   =======     =======     =======     =======     =======
------------------------------------------------------------------------------------------------------------------------------------
Ratios to Average       Expenses, net of reimbursement ...................     .99%*      1.02%        .91%        .92%        .84%
Net Assets:                                                                 =======     =======     =======     =======     =======
                        Expenses .........................................     .99%*      1.02%        .91%        .92%        .95%
                                                                            =======     =======     =======     =======     =======
                        Investment income -- net .........................    5.05%*      4.80%       4.98%       5.09%       5.16%
                                                                            =======     =======     =======     =======     =======
------------------------------------------------------------------------------------------------------------------------------------
Supplemental            Net assets, end of period (in thousands) .........  $ 4,450     $ 6,067     $ 6,993     $ 5,390     $ 5,884
Data:                                                                       =======     =======     =======     =======     =======
                        Portfolio turnover ...............................   15.15%      26.09%      56.43%      28.42%      53.99%
                                                                            =======     =======     =======     =======     =======
------------------------------------------------------------------------------------------------------------------------------------

            *     Annualized.
            **    Total investment returns exclude the effects of sales charges.
            +     Amount is less than $.01 per share.
            ++    Aggregate total investment return.

                  See Notes to Financial Statements.

Merrill Lynch Minnesota Municipal Bond Fund                     January 31, 2000

Financial Highlights (continued)

                                                                                                   Class B
                                                                          ----------------------------------------------------------
                                                                           For the Six
The following per share data and ratios have been derived                 Months Ended           For the Year Ended July 31,
from information provided in the financial statements.                     January 31,  --------------------------------------------
Increase (Decrease) in Net Asset Value:                                       2000        1999        1998        1997        1996
------------------------------------------------------------------------------------------------------------------------------------
Per Share               Net asset value, beginning of period .............  $ 10.50     $ 10.79     $ 10.72     $ 10.28     $ 10.31
Operating                                                                   -------     -------     -------     -------     -------
Performance:            Investment income -- net .........................      .23         .46         .48         .48         .48
                        Realized and unrealized gain (loss) on
                        investments -- net ...............................     (.51)       (.29)        .07         .44        (.03)
                                                                            -------     -------     -------     -------     -------
                        Total from investment operations .................     (.28)        .17         .55         .92         .45
                                                                            -------     -------     -------     -------     -------
                        Less dividends and distributions:
                          Investment income -- net .......................     (.23)       (.46)       (.48)       (.48)       (.48)
                          In excess of realized gain on
                          investments -- net .............................       --          --          --+         --         --
                                                                            -------     -------     -------     -------     -------
                        Total dividends and distributions ................     (.23)       (.46)       (.48)       (.48)       (.48)
                                                                            -------     -------     -------     -------     -------
                        Net asset value, end of period ...................  $  9.99     $ 10.50     $ 10.79     $ 10.72     $ 10.28
                                                                            =======     =======     =======     =======     =======
------------------------------------------------------------------------------------------------------------------------------------
Total Investment        Based on net asset value per share ...............   (2.66%)++    1.56%       5.31%       9.15%       4.44%
Return:**                                                                   =======     =======     =======     =======     =======
------------------------------------------------------------------------------------------------------------------------------------
Ratios to Average       Expenses, net of reimbursement ...................    1.49%*      1.53%       1.42%       1.43%       1.35%
Net Assets:                                                                 =======     =======     =======     =======     =======
                        Expenses .........................................    1.49%*      1.53%       1.42%       1.43%       1.46%
                                                                            =======     =======     =======     =======     =======
                        Investment income -- net .........................    4.55%*      4.29%       4.47%       4.58%       4.64%
                                                                            =======     =======     =======     =======     =======
------------------------------------------------------------------------------------------------------------------------------------
Supplemental            Net assets, end of period (in thousands) .........  $33,161     $37,507     $38,585     $41,274     $48,696
Data:                                                                       =======     =======     =======     =======     =======
                        Portfolio turnover ...............................   15.15%      26.09%      56.43%      28.42%      53.99%
                                                                            =======     =======     =======     =======     =======
------------------------------------------------------------------------------------------------------------------------------------

            *     Annualized.
            **    Total investment returns exclude the effects of sales charges.
            +     Amount is less than $.01 per share.
            ++    Aggregate total investment return.

                  See Notes to Financial Statements.

Merrill Lynch Minnesota Municipal Bond Fund                     January 31, 2000

Financial Highlights (continued)

                                                                                                   Class C
                                                                          ----------------------------------------------------------
                                                                           For the Six
The following per share data and ratios have been derived                 Months Ended           For the Year Ended July 31,
from information provided in the financial statements.                     January 31,  --------------------------------------------
Increase (Decrease) in Net Asset Value:                                       2000        1999        1998        1997        1996
------------------------------------------------------------------------------------------------------------------------------------
Per Share               Net asset value, beginning of period .............  $ 10.50     $ 10.80     $ 10.72     $ 10.28     $ 10.31
Operating                                                                   -------     -------     -------     -------     -------
Performance:            Investment income -- net .........................      .23         .45         .47         .47         .47
                        Realized and unrealized gain (loss) on
                        investments -- net ...............................     (.51)       (.30)        .08         .44        (.03)
                                                                            -------     -------     -------     -------     -------
                        Total from investment operations .................     (.28)        .15         .55         .91         .44
                                                                            -------     -------     -------     -------     -------
                        Less dividends and distributions:
                          Investment income -- net .......................     (.23)       (.45)       (.47)       (.47)       (.47)
                          In excess of realized gain on
                          investments -- net .............................       --          --         --+          --          --
                        Total dividends and distributions ................     (.23)       (.45)       (.47)       (.47)       (.47)
                                                                            -------     -------     -------     -------     -------
                        Net asset value, end of period ...................  $  9.99     $ 10.50     $ 10.80     $ 10.72     $ 10.28
                                                                            =======     =======     =======     =======     =======
------------------------------------------------------------------------------------------------------------------------------------
Total Investment        Based on net asset value per share ...............   (2.71%)++    1.37%       5.30%       9.04%       4.33%
Return:**                                                                   =======     =======     =======     =======     =======
------------------------------------------------------------------------------------------------------------------------------------
Ratios to Average       Expenses, net of reimbursement ...................    1.59%*      1.63%       1.52%       1.53%       1.48%
Net Assets:                                                                 =======     =======     =======     =======     =======
                        Expenses .........................................    1.59%*      1.63%       1.52%       1.53%       1.57%
                                                                            =======     =======     =======     =======     =======
                        Investment income -- net .........................    4.44%*      4.19%       4.37%       4.48%       4.50%
                                                                            =======     =======     =======     =======     =======
------------------------------------------------------------------------------------------------------------------------------------
Supplemental            Net assets, end of period (in thousands) .........  $ 1,643     $ 1,721     $ 1,437     $ 1,201     $ 1,219
Data:                                                                       =======     =======     =======     =======     =======
                        Portfolio turnover ...............................   15.15%      26.09%      56.43%      28.42%      53.99%
                                                                            =======     =======     =======     =======     =======
------------------------------------------------------------------------------------------------------------------------------------

            *     Annualized.
            **    Total investment returns exclude the effects of sales charges.
            +     Amount is less than $.01 per share.
            ++    Aggregate total investment return.
                  See Notes to Financial Statements.

Merrill Lynch Minnesota Municipal Bond Fund                     January 31, 2000

FINANCIAL INFORMATION (concluded)

Financial Highlights (concluded)

                                                                                                   Class D
                                                                          ----------------------------------------------------------
                                                                           For the Six
The following per share data and ratios have been derived                 Months Ended           For the Year Ended July 31,
from information provided in the financial statements.                     January 31,  --------------------------------------------
Increase (Decrease) in Net Asset Value:                                       2000        1999        1998        1997        1996
------------------------------------------------------------------------------------------------------------------------------------
Per Share               Net asset value, beginning of period .............  $ 10.50     $ 10.80     $ 10.73     $ 10.28     $ 10.31
Operating                                                                   -------     -------     -------     -------     -------
Performance:            Investment income -- net .........................      .25         .51         .53         .52         .53
                        Realized and unrealized gain (loss) on
                        investments -- net ...............................     (.51)       (.30)        .07         .45        (.03)
                                                                            -------     -------     -------     -------     -------
                        Total from investment operations .................     (.26)        .21         .60         .97         .50
                                                                            -------     -------     -------     -------     -------
                        Less dividends and distributions:
                          Investment income -- net .......................     (.25)       (.51)       (.53)       (.52)       (.53)
                          In excess of realized gain on
                          investments -- net .............................       --          --          --+         --          --
                        Total dividends and distributions ................     (.25)       (.51)       (.53)       (.52)       (.53)
                                                                            -------     -------     -------     -------     -------
                        Net asset value, end of period ...................  $  9.99     $ 10.50     $ 10.80     $ 10.73     $ 10.28
                                                                            =======     =======     =======     =======     =======
------------------------------------------------------------------------------------------------------------------------------------
Total Investment        Based on net asset value per share ...............   (2.46%)++    1.88%       5.74%       9.70%       4.88%
Return:**                                                                   =======     =======     =======     =======     =======
------------------------------------------------------------------------------------------------------------------------------------
Ratios to Average       Expenses, net of reimbursement ...................    1.08%*      1.13%       1.01%       1.02%        .94%
Net Assets:                                                                 =======     =======     =======     =======     =======
                        Expenses .........................................    1.08%*      1.13%       1.01%       1.02%       1.05%
                                                                            =======     =======     =======     =======     =======
                        Investment income -- net .........................    4.95%*      4.69%       4.88%       4.99%       5.05%
                                                                            =======     =======     =======     =======     =======
------------------------------------------------------------------------------------------------------------------------------------
Supplemental            Net assets, end of period (in thousands) .........  $ 1,722     $ 1,950     $ 1,141     $   924     $   684
Data:                                                                       =======     =======     =======     =======     =======
                        Portfolio turnover ...............................   15.15%      26.09%      56.43%      28.42%      53.99%
                                                                            =======     =======     =======     =======     =======
------------------------------------------------------------------------------------------------------------------------------------

            *     Annualized.
            **    Total investment returns exclude the effects of sales charges.
            +     Amount is less than $.01 per share.
            ++    Aggregate total investment return.

                  See Notes to Financial Statements.

Merrill Lynch Minnesota Municipal Bond Fund                     January 31, 2000

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:

Merrill Lynch Minnesota Municipal Bond Fund (the "Fund") is part of Merrill Lynch Multi-State Municipal Series Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund's financial statements are prepared in accordance with generally accepted accounting principles, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The Fund offers four classes of shares under the Merrill Lynch Select PricingSM System. Shares of Class A and Class D are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class B, Class C and Class D Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Municipal bonds and other portfolio securities in which the Fund invests are traded primarily in the over-the-counter municipal bond and money markets and are valued at the last available bid price in the over-the-counter market or on the basis of yield equivalents as obtained from one or more dealers that make markets in the securities. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their settlement prices as of the close of such exchanges. Short-term investments with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust, including valuations furnished by a pricing service retained by the Trust, which may utilize a matrix system for valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trustees.

(b) Derivative financial instruments--The Fund may engage in various portfolio strategies to seek to increase its return by hedging its portfolio against adverse movements in the debt markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts--The Fund may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to

Merrill Lynch Minnesota Municipal Bond Fund                     January 31, 2000

its shareholders. Therefore, no Federal income tax provision is required.

(d) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Interest income is recognized on the accrual basis. Discounts and market premiums are amortized into interest income. Realized gains and losses on security transactions are determined on the identified cost basis.

(e) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(f) Dividends and distributions--Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has also entered into a Distribution Agreement and Distribution Plans with Merrill Lynch Funds Distributor ("MLFD" or the "Distributor"), a division of Princeton Funds Distributor, Inc. ("PFD"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee based upon the average daily value of the Fund's net assets at the following annual rates: .55% of the Fund's average daily net assets not exceeding $500 million; .525% of average daily net assets in excess of $500 million but not exceeding $1 billion; and .50% of average daily net assets in excess of $1 billion.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

--------------------------------------------------------------------------------
                                              Account             Distribution
                                           Maintenance Fee              Fee
--------------------------------------------------------------------------------
Class B ................................       .25%                    .25%
Class C ................................       .25%                    .35%
Class D ................................       .10%                     --
--------------------------------------------------------------------------------

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class B, Class C and Class D shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.

For the six months ended January 31, 2000, MLFD earned underwriting discounts and MLPF&S earned dealer concessions on sales of the Fund's Class A and Class D Shares as follows:

--------------------------------------------------------------------------------
                                                         MLFD            MLPF&S
--------------------------------------------------------------------------------
Class A ...........................................      $ 2              $ 24
Class D ...........................................      $15              $216
--------------------------------------------------------------------------------

For the six months ended January 31, 2000, MLPF&S received contingent deferred sales charges of $8,983 relating to transactions in Class B Shares. Furthermore, MLPF&S received contingent deferred sales charges of $4,912 relating to transactions subject to front-end sales charge waivers in Class D Shares.

Merrill Lynch Minnesota Municipal Bond Fund                     January 31, 2000

NOTES TO FINANCIAL STATEMENTS (concluded)

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by FAM at cost.

Certain officers and/or trustees of the Fund are officers and/or directors of FAM, PSI, FDS, PFD, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended January 31, 2000 were $6,290,276 and $10,521,656, respectively.

Net realized gains (losses) for the six months ended January 31, 2000 and net unrealized losses as of January 31, 2000 were as follows:

--------------------------------------------------------------------------------
                                                    Realized       Unrealized
                                                 Gains (Losses)      Losses
------------------------------------------------------------------------------
Long-term investments ...........................   $279,566       $(754,158)
Financial futures contracts .....................    (47,525)             --
                                                    --------       ---------
Total ...........................................   $232,041       $(754,158)
                                                    ========       =========
--------------------------------------------------------------------------------

As of January 31, 2000, net unrealized depreciation for Federal income tax purposes aggregated $754,158, of which $710,701 related to appreciated securities and $1,464,859 related to depreciated securities. The aggregate cost of investments at January 31, 2000 for Federal income tax purposes was $41,128,387.

4. Beneficial Interest Transactions:

Net increase (decrease) in net assets derived from beneficial interest transactions was $(4,061,970) and $490,135 for the six months ended January 31, 2000 and for the year ended July 31, 1999, respectively.

Transactions in shares of beneficial interest for each class were as follows:

--------------------------------------------------------------------------------
Class A Shares for the Six Months                                   Dollar
Ended January 31, 2000                                Shares        Amount
--------------------------------------------------------------------------------
Shares sold .......................................   15,385    $   157,393
Shares issued to shareholders
in reinvestment of dividends ......................    6,209         63,237
                                                    --------    -----------
Total issued ......................................   21,594        220,630
Shares redeemed ................................... (153,949)    (1,589,707)
                                                    --------    -----------
Net decrease ...................................... (132,355)   $(1,369,077)
                                                    ========    ===========
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class A Shares for the Year                                         Dollar
Ended July 31, 1999                                   Shares        Amount
--------------------------------------------------------------------------------
Shares sold .......................................   78,157    $   847,710
Shares issued to shareholders
in reinvestment of dividends ......................   20,901        225,827
                                                    --------    -----------
Total issued ......................................   99,058      1,073,537
Shares redeemed ................................... (168,901)    (1,799,858)
                                                    --------    -----------
Net decrease ......................................  (69,843)   $  (726,321)
                                                    ========    ===========
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class B Shares for the Six Months                                   Dollar
Ended January 31, 2000                                Shares        Amount
--------------------------------------------------------------------------------
Shares sold .......................................  125,168    $ 1,275,102
Shares issued to shareholders
in reinvestment of dividends ......................   40,148        408,767
                                                    --------    -----------
Total issued ......................................  165,316      1,683,869
Automatic conversion
of shares .........................................   (1,813)       (18,639)
Shares redeemed ................................... (415,984)    (4,233,535)
                                                    --------    -----------
Net decrease ...................................... (252,481)   $(2,568,305)
                                                    ========    ===========
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class B Shares for the Year                                         Dollar
Ended July 31, 1999                                   Shares        Amount
--------------------------------------------------------------------------------
Shares sold .......................................  407,155    $ 4,417,744
Shares issued to shareholders
in reinvestment of dividends ......................   80,842        872,851
                                                    --------    -----------
Total issued ......................................  487,997      5,290,595
Automatic conversion
of shares .........................................   (2,809)       (29,925)
Shares redeemed ................................... (486,652)    (5,247,345)
                                                    --------    -----------
Net increase (decrease) ...........................   (1,464)   $    13,325
                                                    ========    ===========
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class C Shares for the Six Months                                   Dollar
Ended January 31, 2000                                Shares        Amount
--------------------------------------------------------------------------------
Shares sold .......................................   12,727      $ 129,754
Shares issued to shareholders
in reinvestment of dividends ......................    2,559         26,045
                                                     -------      ---------
Total issued ......................................   15,286        155,799
Shares redeemed ...................................  (14,687)      (150,616)
                                                     -------      ---------
Net increase ......................................      599      $   5,183
                                                     =======      =========
--------------------------------------------------------------------------------

Merrill Lynch Minnesota Municipal Bond Fund                     January 31, 2000

--------------------------------------------------------------------------------
Class C Shares for the Year                                         Dollar
Ended July 31, 1999                                   Shares        Amount
--------------------------------------------------------------------------------
Shares sold .......................................   67,767      $ 739,605
Shares issued to shareholders
in reinvestment of dividends ......................    5,147         51,186
                                                     -------      ---------
Total issued ......................................   72,914        790,791
Shares redeemed ...................................  (42,211)      (451,091)
                                                     -------      ---------
Net increase ......................................   30,703      $ 339,700
                                                     =======      =========
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class D Shares for the Six Months                                   Dollar
Ended January 31, 2000                                Shares        Amount
--------------------------------------------------------------------------------
Shares sold .......................................  111,059    $ 1,131,707
Automatic conversion
of shares .........................................    1,813         18,639
Shares issued to shareholders
in reinvestment of dividends ......................    1,805         18,397
                                                    --------    -----------
Total issued ......................................  114,677      1,168,743
Shares redeemed ................................... (127,931)    (1,298,514)
                                                    --------    -----------
Net decrease ......................................  (13,254)   $  (129,771)
                                                    ========    ===========
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class D Shares for the Year                                         Dollar
Ended July 31, 1999                                   Shares        Amount
--------------------------------------------------------------------------------
Shares sold .......................................   95,986     $1,037,830
Automatic conversion
of shares .........................................    2,806         29,925
Shares issued to shareholders
in reinvestment of dividends ......................    2,507         27,023
                                                     -------     ----------
Total issued ......................................  101,299      1,094,778
Shares redeemed ...................................  (21,307)      (231,347)
                                                     -------     ----------
Net increase ......................................   79,992     $  863,431
                                                     =======     ==========
--------------------------------------------------------------------------------

5. Capital Loss Carryforward:

At July 31, 1999, the Fund had a net capital loss carryforward of approximately $26,000, all of which expires in 2004. This amount will be available to offset like amounts of any future taxable gains.

Merrill Lynch Minnesota Municipal Bond Fund                     January 31, 2000

OFFICERS AND TRUSTEES

Terry K. Glenn, President and Trustee
James H. Bodurtha, Trustee
Herbert I. London, Trustee
Joseph L. May, Trustee
Andre F. Perold, Trustee
Arthur Zeikel, Trustee
Vincent R. Giordano, Senior Vice President
Kenneth A. Jacob, Vice President
Michael A. Kalinoski, Vice President
Donald C. Burke, Vice President and Treasurer
Alice A. Pellegrino, Secretary

--------------------------------------------------------------------------------
Robert R. Martin, Trustee of Merrill Lynch Minnesota Municipal Bond Fund has recently retired. The Fund's Board of Trustees wishes Mr. Martin well in his retirement.
--------------------------------------------------------------------------------

Custodian

State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Merrill Lynch Minnesota
Municipal Bond Fund
Merrill Lynch Multi-State
Municipal Series Trust
Box 9011
Princeton, NJ
08543-9011                                                          #16187--1/00

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